Deed of cross guarantee	12 Months Ended
Jun. 30, 2018
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Deed of cross guarantee

Note 35. Deed of cross guarantee

The following entities are party to a deed of cross guarantee under which each company guarantees the debts of the others:

Kazia Therapeutics Limited

Kazia Laboratories Pty Ltd

Kazia Research Pty Ltd

By entering into the deed, the wholly-owned entities have been relieved from the requirement to prepare financial statements and directors’ report.

The above companies represent a ‘Closed Group’ for the purposes of ASIC Corporations Instrument 2016/785, and as there are no other parties to the Deed of Cross Guarantee that are controlled by Kazia Therapeutics Limited, they also represent the ‘Extended Closed Group’.

The consolidated statement of profit or loss and other comprehensive income and statement of financial position of the ‘Closed Group’ differ from those of the consolidated entity in the following respects:

*	the General and Administrative expenses of the closed group, and the loss before and after income tax, are lower than those of the consolidated entity by approximately A$435,000.

*

the assets and liabilities of the closed group differ from those of the consolidated entity by immaterial amounts of lower than A$20,000 on a line by line basis, and the net assets of the closed group differ from those of the consolidated entity by less than A$1,000.

Accordingly, the additional statements have not been prepared.